SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0000925851
      CCC   #jvdn3cm
      FILE-NUMBER  33-56459
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-56459
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 6
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 770           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 770
Arizona Insured Trust 36                               25,743.329 Units
Michigan Insured Trust 58                              24,488.678 Units
Ohio Insured Trust 120                                 27,961.634 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                     Arizona Insured     Michigan Insured   Ohio Insured Trust

                                                         Trust 36            Trust 58              120

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,560,000      $    2,450,000      $    2,815,000

Number of Units..................................       25,543.329          23,987.678          27,909.634

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  25,543.329      1/  23,987.678      1/  27,909.634

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    2,685,139      $    2,536,500      $    2,966,072

    Plus Sales Charge <F1>.......................   $      129,725      $      140,195      $      133,781

      Total......................................   $    2,814,864      $    2,676,695      $    3,099,853

    Divided by Number of Units...................   $    110.20         $    111.59         $    111.07

    Plus Cash Per Unit <F2>......................   $(     0.01)        $      0.02         $(     0.24)

    Public Offering Price Per Unit <F3>..........   $    110.19         $    111.61         $    110.83

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    105.11         $    105.77         $    106.04

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    105.11         $    105.77         $    106.04

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.08         $      5.84         $      4.79

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.08         $      5.84         $      4.79

    Par Value Per Unit <F4>......................   $    100.28         $    102.28         $    101.12

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.8368       $      6.0705       $      6.1253

    Less Estimated Annual Expense................   $      0.2100       $      0.2249       $      0.2232

    Net Annual Interest Income...................   $      5.6268       $      5.8456       $      5.9021

Daily Rate of Accrual Per Unit...................   $      0.01563      $      0.01624      $      0.01639

Trustee's Annual Fee per $1000 principal (6).....   $      1.7630       $      1.6780       $      1.7110

Estimated Current Return <F5>....................          5.11%               5.24%               5.33%

Estimated Long Term Return <F5>..................          4.19%               4.32%               3.77%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Arizona Insured Trust

36, Michigan Insured Trust 58 and Ohio Insured Trust 120, respectively,

$110.19, $111.61 and $110.83, accrued interest to the settlement date of $.11,

$.11 and $.11, for a total price of $110.30, $111.72 and $110.94,

respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Arizona Insured Trust 36, Michigan Insured Trust 58 and

Ohio Insured Trust 120 will be $1.4430,$1.3580 and $1.3910, under the quarterly distribution option and $1.2530,$1.1680 and $1.2010, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established .....................................................................  December 2,1994

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                             ARIZONA INSURED TRUST 36

                                   (Series 770)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,314,511) (Note 1) ............... $   2,702,103

     Accrued interest receivable ................................        66,372

                                                                  --------------



               Total assets ..................................... $   2,768,475

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      63,609

     Payable to unitholders for units redeemed ..................        10,766

     Accrued trustee and evaluator fees .........................           717

                                                                  --------------



               Total liabilities ................................ $      75,092

                                                                  --------------



               Net assets, applicable to 25,743 units of

                 fractional undivided interest outstanding ...... $   2,693,383

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,278,598

       Less initial underwriting commission (Note 1) ............  (    160,637)

                                                                  --------------

                                                                  $   3,117,961

     Less cost of 9,257 units redeemed ..........................  (    963,869)

                                                                  --------------

                                                                  $   2,154,092

     Undistributed net investment income ........................        13,749

     Unrealized appreciation (depreciation) of investments ......       387,592

     Accumulated net realized gain (loss) from

       investment transactions ..................................       137,950

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,693,383

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      16,260        $     104.09    $       .53    $     104.62

     Quarterly................       1,151              104.09            .53          104.62

     Semi-Annual..............       8,332              104.09            .53          104.62

                                ---------------  ============  ==============  ===========

                                    25,743

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                          ARIZONA INSURED TRUST 36

                                                (Series 770)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       153,716   $       161,167   $       175,415

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,221   $         4,437   $         5,020

    Evaluator fees ..................................              448               470               513

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,669   $         4,907   $         5,533

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       149,047   $       156,260   $       169,882

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         6,656   $        32,754   $        57,358

    Net change in unrealized appreciation or

      depreciation of investments ...................           43,608    (      171,617)           28,593

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        50,264   $(      138,863)  $        85,951

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       199,311   $        17,397   $       255,833

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       149,047   $       156,260   $       169,882

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            6,656            32,754            57,358

  Net change in unrealized appreciation or

    depreciation of investments .....................           43,608    (      171,617)           28,593

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       199,311   $        17,397   $       255,833

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      149,136)  $(      157,174)  $(      171,493)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      149,136)  $(      157,174)  $(      171,493)

                                                       ----------------  ----------------  ----------------



Redemption of 772, 1,816 and

    3,103 units, respectively .......................  $(       79,226)  $(      191,186)  $(      330,426)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       29,051)  $(      330,963)  $(      246,086)



Net assets at beginning of year .....................        2,722,434         3,053,397         3,299,483

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,749,$13,839 and $14,752,respectively) ..........  $     2,693,383   $     2,722,434   $     3,053,397

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      ARIZONA INSURED TRUST 36

                                                            (Series 770)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    415,000        Gilbert Unified School District No. 41 of Maricopa   2002 at 100         AAA        Aaa     $    416,809

                     County, Arizona, School Improvement Bonds, Project

                     of 1988, Series G (1993), (General Obligation

                     Bonds.) 5.500% Due 7/1/2012.



     365,000        Paradise Valley Unified School District No. 69 of    2004 at 102         AAA        Aaa          356,408

                     Maricopa County, Arizona, School Improvement

                     Bonds, Project of 1990, Series E (1994), (General

                     Obligation Bonds.) 4.800% Due 7/1/2013.



     440,000        The Industrial Development Authority of the County   No Optional Call    AAA        Aaa          515,900

                     of Maricopa (Arizona), Samaritan Health Services,

                     Hospital System Revenue Refunding Bonds, Series

                     1990A, 7.000% Due 12/1/2016.



     400,000        City of Peoria, Arizona, General Obligation          2003 at 101         AAA        Aaa          410,320

                     Refunding Bonds, Series 1993, 5.700% Due 7/1/2011.



     295,000        Phoenix Housing Finance Corporation (Arizona),       2002 at 101         AAA        Aaa          299,340

                     Mortgage Revenue Refunding Bonds, Series 1992A

                     (FHA Insured Mortgage Loans-Section 8 Assisted

                     Projects), 6.500% Due 7/1/2024.



     395,000        Salt River Project Agricultural Improvement and      2003 at 102         AAA        Aaa          397,184

                     Power District, Arizona, Salt River Project

                     Electric System Refunding Revenue Bonds, 1993

                     Series B, 5.250% Due 1/1/2013.



     125,000        Tucson Airport Authority, Inc. (Arizona), Airport    2003 at 102         AAA        Aaa          128,054

                     Revenue Bonds, Refunding Series 1993, 5.700% Due

                     6/1/2013.



     165,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa          178,088

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,600,000                                                                                                    $  2,702,103

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      ARIZONA INSURED TRUST 36

                                                            (Series 770)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  1;

Health Care Facility Revenue,  1; Multi-Family Housing Revenue,  1;

Transportation,  1 .



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Arizona and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            MICHIGAN INSURED TRUST 58

                                   (Series 770)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,194,860) (Note 1) ............... $   2,541,157

     Accrued interest receivable ................................        52,714

                                                                  --------------



               Total assets ..................................... $   2,593,871

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      37,393

     Accrued trustee and evaluator fees .........................           650

                                                                  --------------



               Total liabilities ................................ $      38,043

                                                                  --------------



               Net assets, applicable to 24,489 units of

                 fractional undivided interest outstanding ...... $   2,555,828

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,312,362

       Less initial underwriting commission (Note 1) ............  (    162,292)

                                                                  --------------

                                                                  $   3,150,070

     Less cost of 10,511 units redeemed .........................  (  1,088,861)

                                                                  --------------

                                                                  $   2,061,209

     Undistributed net investment income ........................        13,297

     Unrealized appreciation (depreciation) of investments ......       346,297

     Accumulated net realized gain (loss) from

       investment transactions ..................................       135,025

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,555,828

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      15,330        $     103.82    $       .54    $     104.36

     Quarterly................       2,323              103.82            .54          104.36

     Semi-Annual..............       6,836              103.82            .54          104.36

                                ---------------  ============  ==============  ===========

                                    24,489

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         MICHIGAN INSURED TRUST 58

                                                (Series 770)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       168,632   $       181,681   $       186,768

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,884   $         5,222   $         5,453

    Evaluator fees ..................................              479               511               525

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,363   $         5,733   $         5,978

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       163,269   $       175,948   $       180,790

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        48,540   $        16,491   $        14,630

    Net change in unrealized appreciation or

      depreciation of investments ...................           21,703    (      231,063)           53,411

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        70,243   $(      214,572)  $        68,041

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       233,512   $(       38,624)  $       248,831

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       163,269   $       175,948   $       180,790

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           48,540            16,491            14,630

  Net change in unrealized appreciation or

    depreciation of investments .....................           21,703    (      231,063)           53,411

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       233,512   $(       38,624)  $       248,831

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      165,246)  $(      176,640)  $(      181,260)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      165,246)  $(      176,640)  $(      181,260)

                                                       ----------------  ----------------  ----------------



Redemption of 4,263, 1,271 and

    796 units, respectively .........................  $(      438,136)  $(      131,798)  $(       85,893)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      369,870)  $(      347,062)  $(       18,322)



Net assets at beginning of year .....................        2,925,698         3,272,760         3,291,082

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,297,$15,275 and $15,966,respectively) ..........  $     2,555,828   $     2,925,698   $     3,272,760

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     MICHIGAN INSURED TRUST 58

                                                            (Series 770)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        Michigan Municipal Bond Authority, Local Government  2004 at 102         AAA        Aaa     $    517,020

                     Loan Program Revenue Bonds, Series 1994A (Wayne

                     County Building Authority Bonds), 6.125% Due

                     12/1/2018.



     360,000        Michigan Public Power Agency, Belle River Project    2003 at 102         AAA        Aaa          349,798

                     Refunding Revenue Bonds, 1993 Series A, 5.250% Due

                     1/1/2018. (Original issue discount bonds delivered

                     on or about April 14, 1993 at a price of 92.480%

                     of principal amount.)



      65,000        Grand Ledge Public Schools, Counties of Eaton,       2004 at 102         AAA        Aaa           70,021

                     Clinton and Ionia, State of Michigan, 1994 School

                     Building and Site Bonds, 6.600% Due 5/1/2024.

                     (Escrow Secured To Optional Redemption Date.)



     440,000        Downtown Development Authority of The City of Grand  2004 at 102         AAA        Aaa          467,254

                     Rapids, Michigan, Tax Increment Revenue Bonds,

                     Series 1994, 6.875% Due 6/1/2024.



     500,000        Kent Hospital Finance Authority (Michigan),          2003 at 102         AAA        Aaa          487,485

                     Hospital Revenue Refunding Bonds (Butterworth

                     Hospital), Series 1993A, 5.375% Due 1/15/2019.



     155,000        Lake Orion Community School District, County of      2005 at 101         AAA        Aaa          170,154

                     Oakland, State of Michigan, 1994 School Building

                     and Site and Refunding Bonds, 7.000% Due 5/1/2020.

                     (Escrow Secured To Optional Redemption Date.)



     445,000        Warren Consolidated Schools, Counties of Macomb and  2003 at 102         AAA        Aaa          441,649

                     Oakland, State of Michigan, 1993 Refunding Bonds,

                     (General Obligation Bonds.) 5.500% Due 5/1/2021.



      35,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa           37,776

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,500,000                                                                                                    $  2,541,157

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     MICHIGAN INSURED TRUST 58

                                                            (Series 770)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Power Revenue,  1; Health Care Facility Revenue,  1;

Miscellaneous Revenue,  1.



Approximately 20% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 14% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Michigan and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  13
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 120

                                   (Series 770)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,556,547) (Note 1) ............... $   2,924,952

     Accrued interest receivable ................................        61,833

                                                                  --------------



               Total assets ..................................... $   2,986,785

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      46,781

     Accrued trustee and evaluator fees .........................           776

                                                                  --------------



               Total liabilities ................................ $      47,557

                                                                  --------------



               Net assets, applicable to 27,962 units of

                 fractional undivided interest outstanding ...... $   2,939,228

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,381,786

       Less initial underwriting commission (Note 1) ............  (    165,693)

                                                                  --------------

                                                                  $   3,216,093

     Less cost of 7,038 units redeemed ..........................  (    731,029)

                                                                  --------------

                                                                  $   2,485,064

     Undistributed net investment income ........................        15,255

     Unrealized appreciation (depreciation) of investments ......       368,405

     Accumulated net realized gain (loss) from

       investment transactions ..................................        70,504

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,939,228

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      20,334        $     104.57    $       .55    $     105.12

     Quarterly................       1,269              104.57            .55          105.12

     Semi-Annual..............       6,359              104.57            .55          105.12

                                ---------------  ============  ==============  ===========

                                    27,962

                                ===============







See accompanying notes to financial statements.



      PAGE  14
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                           OHIO INSURED TRUST 120

                                                (Series 770)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       174,332   $       183,133   $       188,789

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         5,089   $         5,336   $         5,613

    Evaluator fees ..................................              487               511               524

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         5,576   $         5,847   $         6,137

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       168,756   $       177,286   $       182,652

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        10,062   $        16,409   $         4,921

    Net change in unrealized appreciation or

      depreciation of investments ...................           38,339    (      207,363)           60,883

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        48,401   $(      190,954)  $        65,804

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       217,157   $(       13,668)  $       248,456

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       168,756   $       177,286   $       182,652

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           10,062            16,409             4,921

  Net change in unrealized appreciation or

    depreciation of investments .....................           38,339    (      207,363)           60,883

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       217,157   $(       13,668)  $       248,456

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      169,055)  $(      178,100)  $(      182,884)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      169,055)  $(      178,100)  $(      182,884)

                                                       ----------------  ----------------  ----------------



Redemption of 1,098, 1,376 and

    262 units, respectively .........................  $(      112,489)  $(      147,442)  $(       28,680)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       64,387)  $(      339,210)  $        36,892



Net assets at beginning of year .....................        3,003,615         3,342,825         3,305,933

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $15,255,$15,553 and $16,367,respectively) ..........  $     2,939,228   $     3,003,615   $     3,342,825

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  15
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 120

                                                            (Series 770)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    385,000        City of Akron, Ohio, Waterworks System Mortgage      2004 at 102         AAA        Aaa     $    401,301

                     Revenue Improvement Bonds, Series 1994, 6.000% Due

                     3/1/2014.



     330,000        City of Cleveland, Ohio, Public Power System First   2004 at 102         AAA        Aaa          364,092

                     Mortgage Revenue Bonds, Series 1994A, 7.000% Due

                     11/15/2024. (Escrow Secured To Optional Redemption

                     Date.)



     490,000        County of Fairfield, Ohio, Hospital Facilities       2003 at 102         AAA        Aaa          487,511

                     Refunding Revenue Bonds, Series 1993

                     (Lancaster-Fairfield Community Hospital), 5.500%

                     Due 6/15/2021.



     445,000        The Franklin County Convention Facilities Authority  2002 at 102         AAA        Aaa          450,269

                     (Ohio), Tax and Lease Revenue Anticipation

                     Refunding Bonds, Series 1992, 5.850% Due

                     12/1/2019.



     240,000        Loveland City School District, Counties of           2002 at 102         AAA        Aaa          256,452

                     Hamilton, Clermont and Warren, Ohio, School

                     Improvement General Obligation Bonds, 7.100% Due

                     12/1/2009.



     385,000        County of Lucas, Ohio, Hospital Refunding Revenue    2003 at 102         AAA        Aaa          388,923

                     Bonds, Series 1993 (St. Vincent Medical Center),

                     5.450% Due 8/15/2014.



      90,000        Mentor Exempted Village School District, Ohio,       2003 at 102         AAA        Aaa           91,860

                     General Obligation, School Improvement Refunding

                     Bonds, Series 1993, 5.375% Due 12/1/2011.



      50,000        Reynoldsburg City School District, Ohio, General     2002 at 102         AAA        Aaa           52,816

                     Obligation Bonds, For School Building Construction

                     and Improvement, 6.550% Due 12/1/2017. (Escrow

                     Secured To Optional Redemption Date.)



     400,000        Commonwealth of Puerto Rico, Public Improvement      2004 at 101.5       AAA        Aaa          431,728

                     Bonds of 1994 (General Obligation Bonds), 6.500%

                     Due 7/1/2023. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,815,000                                                                                                    $  2,924,952

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  16






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 120

                                                            (Series 770)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Health Care Facility Revenue,  2; Water And/or Sewer

Revenue,  1 .



Approximately 31% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 8 obligations issued by entities located in Ohio and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  17
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  18
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 770:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 770 (comprising, Arizona Insured Trust 36, Michigan Insured Trust 58 and Ohio Insured Trust 120), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 770, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  19
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  20
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 770
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 INS STATE AZ 36
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925851
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  770
   NAME  ARIZONA INSURED TRUST
   NUMBER  36
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,314,511
   INVESTMENTS-AT-VALUE     2,702,103
   RECEIVABLES        66,372
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,768,475
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        75,092
   TOTAL-LIABILITIES        75,092
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    25,743
   SHARES-COMMON-PRIOR    26,515
   ACCUMULATED-NII-CURRENT        13,749
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       137,950
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       387,592
   NET-ASSETS     2,693,383
   DIVIDEND-INCOME  0
   INTEREST-INCOME       153,716
   OTHER-INCOME  0
   EXPENSES-NET         4,669
   NET-INVESTMENT-INCOME       149,047
   REALIZED-GAINS-CURRENT         6,656
   APPREC-INCREASE-CURRENT        43,608
   NET-CHANGE-FROM-OPS       199,311
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       149,136
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     9,257
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -29,051
   ACCUMULATED-NII-PRIOR        13,839
   ACCUMULATED-GAINS-PRIOR       131,294
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE MI 58
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925851
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  770
   NAME  MICHIGAN INSURED TRUST
   NUMBER  58
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,194,860
   INVESTMENTS-AT-VALUE     2,541,157
   RECEIVABLES        52,714
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,593,871
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        38,043
   TOTAL-LIABILITIES        38,043
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    24,489
   SHARES-COMMON-PRIOR    28,752
   ACCUMULATED-NII-CURRENT        13,297
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       135,025
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       346,297
   NET-ASSETS     2,555,828
   DIVIDEND-INCOME  0
   INTEREST-INCOME       168,632
   OTHER-INCOME  0
   EXPENSES-NET         5,363
   NET-INVESTMENT-INCOME       163,269
   REALIZED-GAINS-CURRENT        48,540
   APPREC-INCREASE-CURRENT        21,703
   NET-CHANGE-FROM-OPS       233,512
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       165,246
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED    10,511
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -369,870
   ACCUMULATED-NII-PRIOR        15,275
   ACCUMULATED-GAINS-PRIOR        86,484
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE OH 120
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000925851
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  770
   NAME  OHIO INSURED TRUST
   NUMBER  120
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,556,547
   INVESTMENTS-AT-VALUE     2,924,952
   RECEIVABLES        61,833
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,986,785
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        47,557
   TOTAL-LIABILITIES        47,557
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    27,962
   SHARES-COMMON-PRIOR    29,060
   ACCUMULATED-NII-CURRENT        15,255
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        70,504
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       368,405
   NET-ASSETS     2,939,228
   DIVIDEND-INCOME  0
   INTEREST-INCOME       174,332
   OTHER-INCOME  0
   EXPENSES-NET         5,576
   NET-INVESTMENT-INCOME       168,756
   REALIZED-GAINS-CURRENT        10,062
   APPREC-INCREASE-CURRENT        38,339
   NET-CHANGE-FROM-OPS       217,157
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       169,055
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     7,038
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -64,387
   ACCUMULATED-NII-PRIOR        15,553
   ACCUMULATED-GAINS-PRIOR        60,442
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0